Share-based Payments - Summary of Details of Share-based Payments (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
14Th grant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per option		₩ 22,700
Total compensation costs		5,243
15th grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per option	₩ 32,350
Total compensation costs	5,005
Employee wage negotiation [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per option	30,950	22,950
Total compensation costs	₩ 40,083	₩ 23,317